Cover	May 05, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 04, 2023
Entity Registrant Name	OVID THERAPEUTICS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38085
Entity Tax Identification Number	46-5270895
City Area Code	646
Local Phone Number	661-7661
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	OVID
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001636651
Amendment Flag	false
Document Information [Line Items]
Document Period End Date	Aug. 04, 2023